COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 COMMITMENTS AND CONTINGENCIES

Litigation and Claims

On October 8, 2021, a filing (the “Filing”) was made with the Kuala Lumpur High Court by a reseller (the “Reseller”) of the Company’s INCU ionic nano copper solution (the “Solution”) and the Reseller’s related party (together with the Reseller, the “Plaintiffs”).

The Reseller was authorized by WKL Eco Earth’s sole distributor of the Solution (the “WKL Distributor”) to resell the Solution together with a diffuser with a capacity of not more than 1000ml through a tripartite agreement (the “Tripartite Agreement”) entered into between (a) the Reseller, (b) the WKL Distributor and (c) a solution packaging company (the “Packaging Company”). WKL Eco Earth was not a party to the Tripartite Agreement and did not directly authorize or engage the Reseller in the resale of the Solution.

In the Filing, the Plaintiffs claimed against (i) WKL Eco Earth; (ii) Dr. Low; (iii) Chan Kok Wei, (iv) the Packaging Company and (v) two directors of the Packaging Company for loss and damages arising from an alleged breach of contract, defamation and tort of inducement. The Plaintiffs also alleged that pursuant to the Tripartite Agreement, WKL Eco Earth was prohibited from selling the Solution to any party other than the WKL Distributor and allow for the resale of the Solution by the Plaintiffs without limitation, and that the Plaintiffs were not confined in their resale of the Solution to a diffuser with a capacity of not more than 1000ml.

The Company believes the claims are without merit and will defend itself against the claims.

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. The outcome of the above case very much depends on the evidence produced and the weight of the Court places on the evidence. As it stands, WKL has a probability of success in its Counterclaim against the parties. Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

NOTE 15 COMMITMENTS AND CONTINGENCIES

Litigation and Claims

On October 8, 2021, a filing (the “Filing”) was made with the Kuala Lumpur High Court by a reseller (the “Reseller”) of the Company’s INCU ionic nano copper solution (the “Solution”) and the Reseller’s related party (together with the Reseller, the “Plaintiffs”).

The Reseller was authorized by WKL Eco Earth’s sole distributor of the Solution (the “WKL Distributor”) to resell the Solution together with a diffuser with a capacity of not more than 1000ml through a tripartite agreement (the “Tripartite Agreement”) entered into between (a) the Reseller, (b) the WKL Distributor and (c) a solution packaging company (the “Packaging Company”). WKL Eco Earth was not a party to the Tripartite Agreement and did not directly authorize or engage the Reseller in the resale of the Solution.

In the Filing, the Plaintiffs claimed against (i) WKL Eco Earth; (ii) Dr. Low; (iii) Chan Kok Wei, (iv) the Packaging Company and (v) two directors of the Packaging Company for loss and damages arising from an alleged breach of contract, defamation and tort of inducement. The Plaintiffs also alleged that pursuant to the Tripartite Agreement, WKL Eco Earth was prohibited from selling the Solution to any party other than the WKL Distributor and allow for the resale of the Solution by the Plaintiffs without limitation, and that the Plaintiffs were not confined in their resale of the Solution to a diffuser with a capacity of not more than 1000ml.

The Company believes the claims are without merit and will defend itself against the claims.

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. The outcome of the above case very much depends on the evidence produced and the weight of the Court places on the evidence. As it stands, WKL has a probability of success in its Counterclaim against the parties. Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.